SHARE BASED COMPENSATION (Summary of Stock Option Activity) (Details) - USD ($)			12 Months Ended
	Sep. 09, 2015	Jan. 12, 2015	Dec. 31, 2017	Dec. 31, 2015
Number of Options
Options outstanding			15,259,141
Granted	12,569,166	6,274,166	0	8,134,375
Forfeited			(24,965)
Expired			(3,584)
Exercised			(5,596,050)
Options outstanding			9,634,542
Options vested or expected to vest			19,017,508
Options exercisable			8,282,615
Weighted Average Exercise Price
Options outstanding			$ 0.5
Granted			0
Forfeited			0.59
Expired			0.59
Exercised	$ 0.59	$ 0.87	0.49
Options outstanding			0.5
Options vested or expected to vest			0.46
Options exercisable			$ 0.48
Weighted Average Remaining Contract Life
Options outstanding			5 years 7 months 2 days
Options vested or expected to vest			5 years
Options exercisable			5 years 4 months 2 days
Aggregate Intrinsic Value
Options outstanding			$ 18,935,239
Options vested or expected to vest			38,124,185
Options exercisable			$ 16,408,217